Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Hologic acquisition
Business Combinations
Disclosure of detailed information about business combination

Cost of the business combination	Thousands of Euros	Thousands of US Dollars

Payment in cash	1,734,077	1,865,000
Result of the cancellation of the existing contract	41,894	45,057

Total business combination cost	1,775,971	1,910,057

Fair value of net assets acquired	309,551	332,923

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	1,466,420	1,577,134

Schedule of fair value assets, liabilities and contingent liabilities recognised on acquisition date

	Fair Value
	Thousands of Euros	Thousands of US Dollars

R&D in progress	137,756	148,157
Other Intangible assets	142,174	152,908
Property, plant and equipment	24,569	26,424
Deferred Tax Assets (note 27)	16,736	18,000
Inventories	30,157	32,434

Total Assets	351,392	377,923

Current Provisions (note 19 (b))	41,841	45,000

Total liabilities and contingent liabilities	41,841	45,000

Total net assets acquired	309,551	332,923

Kedplamsa acquisition
Business Combinations
Disclosure of detailed information about business combination

	Thousands of Euros	Thousands of US Dollars

Cost of the business combination

Payment in cash	44,238	47,083

Total business combination cost	44,238	47,083

Fair value of net assets acquired	4,137	4,403

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	40,101	42,680